Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Description	AMENDMENT NO 1
Document Type	S-3/A
Entity Registrant Name	SUPER LEAGUE ENTERPRISE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1990734
Entity Address, Address Line One	2450 Colorado Avenue, Suite 100E
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	213
Local Phone Number	421-1920
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001621672
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	true